Employee Benefits - Schedule of Employee Welfare Benefits Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Employee Welfare Benefits Expenses [Abstract]
Medical and welfare defined contribution plan	¥ 11,688	¥ 16,172	¥ 21,075
Other employee benefits	45	87	915
Total	¥ 11,733	¥ 16,259	¥ 21,990